DETAILS OF CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of details of current liabilities [Abstract]
DETAILS OF CURRENT LIABILITIES
NOTE 8   -       DETAILS OF CURRENT LIABILITIES

A.	Trade payables

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Open accounts	12,446	13,401	3,590
Checks payables	354	1,431	102
	12,800	14,832	3,692

The average credit period on purchases of certain goods is approximately 24 days.

B.	Other payables and accrued expenses

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Customer advances	1,223	351	353
Accrued expenses	3,985	2,182	1,149
Others payables	38	-	12
	5,246	2,533	1,514